================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount              Value
                                                                           -----------         -----------
ASSET-BACKED SECURITIES-0.0%
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%,
6/13/11(1,2)                                                               $ 6,122,584         $         -
NC Finance Trust, Collateralized Mtg. Obligation Pass-
Through Certificates, Series 1999-I, Cl. ECFD, 3.405%,
1/25/29(1,2)                                                                   437,665              37,201
                                                                                               -----------
Total Asset-Backed Securities (Cost $3,179,895)                                                     37,201

CORPORATE BONDS AND NOTES-88.3%
CONSUMER DISCRETIONARY-19.4%
AUTO COMPONENTS-2.3%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub.
Nts., 8/15/20                                                                2,820,000           3,059,700
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(2)                                       6,909,000           7,478,980
Visteon Corp., 6.75% Sr. Nts., 4/15/19(3)                                    3,300,000           3,201,000
                                                                                               -----------
                                                                                                13,739,680
HOTELS, RESTAURANTS & LEISURE-6.5%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(3)                       2,375,000           2,505,625
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18                   13,398,000          12,158,685
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr.
Sec. Nts., 4/1/17(3)                                                         3,040,000           3,070,400
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Nts., 3/15/19(3)               3,115,000           3,161,725
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15                   1,885,000           2,026,375
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18                              1,160,000           1,297,750
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                                     2,060,000           1,990,475
6.625% Sr. Unsec. Nts., 7/15/15                                              4,490,000           4,231,825
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12                    4,710,000           3,838,650
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19              2,070,000           2,261,475
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1,2)                              3,900,000                   -
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14(1)                10,420,000                   -
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                         3,345,000           2,893,425
                                                                                               -----------
                                                                                                39,436,410
HOUSEHOLD DURABLES-0.7%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                              1,335,000           1,191,488
9.125% Sr. Nts., 5/15/19(3)                                                  3,790,000           3,278,350
                                                                                               -----------
                                                                                                 4,469,838
LEISURE EQUIPMENT & PRODUCTS-1.6%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(3)                            9,860,000           9,465,600

MEDIA-7.3%
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15(3)                 1,875,000           1,884,375
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(3)                           3,430,000           3,224,200
Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27                                         500,000             448,750
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                                        3,079,000           2,901,958
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19(3)                                                        545,000             562,713

                      1 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount              Value
                                                                           -----------         -----------
MEDIA CONTINUED
7% Sr. Unsec. Unsub. Nts., 1/15/19                                         $   355,000         $  367,425
Cengage Learning Acquisitions, Inc.:
10.50% Sr. Nts., 1/15/15(3)                                                  6,460,000          5,878,600
13.25% Sr. Sub. Nts., 7/15/15(3)                                             1,645,000          1,488,725
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec.
Nts., 11/15/17(3)                                                            2,825,000          2,952,125
Clear Channel Communications, Inc., 9% Sr. Nts., 3/1/21(3)                   1,600,000          1,540,000
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19(3)                               1,635,000          1,585,950
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17                1,505,000          1,565,200
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15                         5,660,000          5,914,700
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(2)                             970,000          1,069,425
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-
Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19(3)                   1,835,000          1,880,875
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts.,
3/15/17(3),(4)                                                               2,981,812          3,101,084
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%
Sec. Nts., 4/15/17                                                           2,470,000          2,612,025
Sinclair Television Group, Inc., 8.375% Sr. Unsec. Nts., 10/15/18            3,315,000          3,497,325
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17                                   1,515,000          1,575,600
                                                                                               ----------
                                                                                               44,051,055
SPECIALTY RETAIL-0.6%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                                3,210,000          3,298,275

TEXTILES, APPAREL & LUXURY GOODS-0.4%
Jones Group, Inc. (The)/Jones Apparel Group Holdings,
Inc./Jones Apparel Group USA, Inc./JAG Footwear, Accessories
& Retail Corp., 6.875% Sr. Unsec. Unsub. Nts., 3/15/19                       2,765,000          2,682,050

CONSUMER STAPLES-3.0%
FOOD PRODUCTS-3.0%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16(3)                4,960,000          5,257,600
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17(3),(4)                           5,169,915          5,505,959
Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19(3)                           3,120,000          3,166,800
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17(3)                    360,000            363,600
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15(2)               3,295,000          3,608,025
                                                                                               ----------
                                                                                               17,901,984
ENERGY-10.1%
ENERGY EQUIPMENT & SERVICES-2.8%
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts., 6/15/19(3)                  2,280,000          2,257,200
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17            2,940,000          3,101,700
Offshore Group Investments Ltd.:
11.50% Sr. Sec. Nts., 8/1/15                                                 2,695,000          2,944,288
11.50% Sr. Sec. Nts., 8/1/15(3)                                              1,590,000          1,737,075
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20                   2,560,000          2,598,400
SESI LLC, 6.375% Sr. Nts., 5/1/19(3)                                         4,540,000          4,505,950
                                                                                               ----------
                                                                                               17,144,613
OIL, GAS & CONSUMABLE FUELS-7.3%
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                           5,875,000          5,992,500

                      2 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount              Value
                                                                           -----------         -----------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Breitburn Energy Partners LP/Breitburn Finance Corp., 8.625%
Sr. Unsec. Nts., 10/15/20                                                  $ 2,975,000         $ 3,153,500
Chaparral Energy, Inc., 9.875% Sr. Unsec. Nts., 10/1/20                      2,765,000           3,000,025
Cimarex Energy Co., 7.125% Sr. Nts., 5/1/17                                  1,000,000           1,055,000
James River Coal Co., 7.875% Sr. Nts., 4/1/19(3)                               735,000             731,325
Linn Energy LLC/Linn Energy Finance Corp.:
6.50% Sr. Unsec. Nts., 5/15/19(3)                                            3,160,000           3,136,300
8.625% Sr. Unsec. Nts., 4/15/20                                              5,280,000           5,755,200
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21(3)                          2,145,000           2,163,769
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(3)                       6,840,000           7,216,200
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16                         3,075,000           3,536,250
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19                      1,640,000           1,787,600
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                                               3,310,000           3,541,700
9.875% Sr. Unsec. Nts., 5/15/16(3)                                           1,315,000           1,449,788
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19(3)                             1,600,000           1,608,000
                                                                                               -----------
                                                                                                44,127,157
FINANCIALS-11.5%
CAPITAL MARKETS-6.1%
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub. Nts., 3/1/16            1,045,000           1,021,488
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                            1,655,000           1,675,688
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875%
Sr. Nts., 4/1/15(3)                                                          9,680,000          10,115,600
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                               2,390,000           2,109,175
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                                      2,945,000           3,025,988
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18(3)                    5,960,000           6,451,700
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17                     3,360,000           3,099,600
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16     7,170,000           6,686,025
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts.,
2/1/19(3)                                                                    2,880,000           2,577,600
                                                                                               -----------
                                                                                                36,762,864
CONSUMER FINANCE-0.8%
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 10/15/18(3)                         2,055,000           2,111,513
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts.,
7/15/15                                                                      2,460,000           2,773,650
                                                                                               -----------
                                                                                                 4,885,163
DIVERSIFIED FINANCIAL SERVICES-0.8%
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                                        1,685,000           1,832,438
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(5)                      3,110,000           2,876,750
                                                                                               -----------
                                                                                                 4,709,188
INSURANCE-0.6%
International Lease Finance Corp.:
8.625% Sr. Unsec. Unsub. Nts., 9/15/15(6)                                    1,965,000           2,136,938
8.75% Sr. Unsec. Unsub. Nts., 3/15/17(6)                                     1,570,000           1,721,113
                                                                                               -----------
                                                                                                 3,858,051

                      3 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount             Value
                                                                           -----------        ------------
REAL ESTATE INVESTMENT TRUSTS-1.8%
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19(3)                 $ 8,150,000        $ 7,864,750
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec. Nts.,
10/15/22(3)                                                                  3,270,000          3,241,388
                                                                                               ----------
                                                                                               11,106,138
REAL ESTATE MANAGEMENT & DEVELOPMENT-1.4%
Realogy Corp., 11.50% Sr. Unsec. Unsub. Nts., 4/15/17                        5,850,000          5,967,000
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13(3),(6)         2,365,000          2,323,613
                                                                                               ----------
                                                                                                8,290,613
HEALTH CARE-5.1%
BIOTECHNOLOGY-0.2%
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18(3)                      900,000            942,750

HEALTH CARE EQUIPMENT & SUPPLIES-1.7%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17                           2,525,000          2,487,125
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18                            1,375,000          1,409,375
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17(4)                                         2,160,000          2,392,200
11.625% Sr. Unsec. Sub. Nts., 10/15/17                                       2,410,000          2,681,125
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub.
Nts., 2/1/16                                                                 1,395,000          1,450,800
                                                                                               ----------
                                                                                               10,420,625
HEALTH CARE PROVIDERS & SERVICES-3.1%
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15(4)                                                                   2,129,208          2,139,854
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts.,
9/1/18                                                                       2,430,000          2,575,800
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18(3)                       1,760,000          1,729,200
Kindred Healthcare, Inc., 8.25% Sr. Nts., 6/1/19(3)                          4,140,000          4,140,000
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(3)                                  1,930,000          2,060,275
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17                         1,515,000          1,571,813
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts.,
4/15/17                                                                      1,610,000          1,616,038
STHI Holding Corp., 8% Sec. Nts., 3/15/18(3)                                   920,000            938,400
US Oncology, Inc., Escrow Shares (related to 9.125% Sr. Sec.
Nts., 8/15/17)                                                               2,010,000             45,225
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II,
Inc., 8% Sr. Nts., 2/1/18                                                    1,605,000          1,665,188
                                                                                               ----------
                                                                                               18,481,793
PHARMACEUTICALS-0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18(3)                                          910,000            929,338

INDUSTRIALS-13.0%
AEROSPACE & DEFENSE-4.2%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                                   980,000          1,031,450
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17(3)              5,515,000          5,680,450
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                                                6,490,000          5,110,875
9.75% Sr. Unsec. Sub. Nts., 4/1/17                                           1,105,000            779,025
Kratos Defense & Security Solutions, Inc.:
10% Sr. Sec. Nts., 6/1/17                                                    1,193,000          1,264,580

                      4 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                             Principal
                                                                               Amount             Value
                                                                           -----------        -----------
AEROSPACE & DEFENSE CONTINUED
10% Sr. Sec. Nts., 6/1/17                                                  $ 1,070,000         $1,134,200
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18(3)                            5,935,000          6,261,425
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18                         3,905,000          4,300,381
                                                                                               ----------
                                                                                               25,562,386
AIR FREIGHT & LOGISTICS-0.4%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(3)                       2,315,000          2,453,900

BUILDING PRODUCTS-1.2%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17(3)                   1,170,000          1,170,000
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14              4,375,000          4,615,625
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(3)                                             1,240,000          1,244,650
                                                                                               ----------
                                                                                                7,030,275
COMMERCIAL SERVICES & SUPPLIES-1.1%
R. R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18                          2,700,000          2,700,675
West Corp.:
7.875% Sr. Nts., 1/15/19(3)                                                  1,370,000          1,332,325
8.625% Sr. Unsec. Nts., 10/1/18(3)                                           2,835,000          2,877,525
                                                                                               ----------
                                                                                                6,910,525
ELECTRICAL EQUIPMENT-0.5%
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17                        2,578,000          2,777,795

MACHINERY-2.4%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(3)                        3,095,000          3,203,325
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20                    3,060,000          3,281,850
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                               6,130,000          6,313,900
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17(3)                     1,485,000          1,559,250
                                                                                               ----------
                                                                                               14,358,325
MARINE-0.9%
Marquette Transportation Co./Marquette Transportation
Finance Corp., 10.875% Sec. Nts., 1/15/17                                    3,730,000          3,776,625
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts.,
11/1/17                                                                        930,000            920,700
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S.,
Inc., 8.875% Sr. Sec. Nts., 11/1/17                                            755,000            781,425
                                                                                               ----------
                                                                                                5,478,750
PROFESSIONAL SERVICES-0.5%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(3)                     2,135,000          2,220,400
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr.
Unsec. Nts., 6/15/18                                                           645,000            732,075
                                                                                               ----------
                                                                                                2,952,475
ROAD & RAIL-1.3%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(3)                              2,890,000          2,991,150
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(3)                      4,984,000          4,734,800
                                                                                               ----------
                                                                                                7,725,950
TRADING COMPANIES & DISTRIBUTORS-0.5%
NES Rentals Holdings, Inc., 12.25% Sr. Sec. Nts., 4/15/15(3)                 3,000,000          2,917,500

                      5 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                           Principal
                                                                             Amount            Value
                                                                         -----------        -----------
INFORMATION TECHNOLOGY-6.1%
COMPUTERS & PERIPHERALS-1.0%
Seagate HDD Cayman:
6.875% Sr. Unsec. Nts., 5/1/20(3)                                        $ 3,690,000        $ 3,680,775
7% Sr. Unsec. Nts., 11/1/21(3)                                             2,260,000          2,271,300
                                                                                            -----------
                                                                                              5,952,075
ELECTRONIC EQUIPMENT & INSTRUMENTS-1.2%
CDW LLC/CDW Finance Corp.:
11% Sr. Unsec. Nts., 10/12/15                                                388,000            410,310
12.535% Sr. Unsec. Sub. Nts., 10/12/17                                     6,130,000          6,635,725
                                                                                            -----------
                                                                                              7,046,035
INTERNET SOFTWARE & SERVICES-1.2%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                           7,085,000          7,439,250

IT SERVICES-1.5%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                           2,375,000          2,386,875
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(3)                                           1,580,000          1,694,550
9.875% Sr. Unsec. Nts., 9/24/15                                            4,785,000          4,940,513
                                                                                            -----------
                                                                                              9,021,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20                1,365,000          1,412,775
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(3)                                              355,000            384,288
10.75% Sr. Unsec. Nts., 8/1/20(3)                                          4,735,000          5,374,225
                                                                                            -----------
                                                                                              7,171,288
MATERIALS-11.2%
CHEMICALS-3.2%
Celanese US Holdings LLC, 5.875% Sr. Nts., 6/15/21                         2,055,000          2,103,806
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                               2,830,000          2,950,275
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                               3,820,000          3,991,900
9% Sec. Nts., 11/15/20                                                     1,785,000          1,838,550
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17(3)                        3,299,000          3,678,385
Momentive Performance Materials, Inc., 9% Sec. Nts., 1/15/21               4,510,000          4,622,750
                                                                                            -----------
                                                                                             19,185,666
CONSTRUCTION MATERIALS-0.7%
Building Materials Corp. of America, 6.75% Sr. Nts., 5/1/21(3)             2,035,000          2,050,263
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18(3)                  2,480,000          2,362,200
                                                                                            -----------
                                                                                              4,412,463
CONTAINERS & PACKAGING-1.7%
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21                             4,250,000          4,133,125
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19(3)                        3,130,000          3,153,475
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                 3,230,000          3,028,125
                                                                                             ----------
                                                                                             10,314,725
METALS & MINING-0.9%
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18(3)                    5,495,000          5,508,738

                      6 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                           Principal
                                                                             Amount            Value
                                                                         -----------        -----------
PAPER & FOREST PRODUCTS-4.7%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(3)                      $ 1,855,000        $ 2,017,313
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15(3),(4)                                                             5,221,125          4,855,646
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(3)                    6,085,000          6,374,038
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(3)                       5,347,000          4,598,420
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17                 2,575,000          2,774,563
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                             6,525,000          6,117,188
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15(3)                1,735,000          1,435,713
                                                                                             ----------
                                                                                             28,172,881
TELECOMMUNICATION SERVICES-3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES-2.6%
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts.,
9/1/12                                                                     1,665,000          1,585,913
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                                   3,040,000          3,070,400
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                        1,675,000          1,599,625
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                             2,965,000          3,191,081
12.50% Sr. Unsec. Nts., 2/4/17(4)                                          1,440,849          1,552,515
Level 3 Financing, Inc., 9.375% Sr. Unsec. Unsub. Nts., 4/1/19(3)          1,655,000          1,712,925
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18(3)               1,350,000          1,407,375
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18                    1,320,000          1,405,800
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(1)                  4,500,000                  -
                                                                                             ----------
                                                                                             15,525,634
WIRELESS TELECOMMUNICATION SERVICES-1.2%
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20              5,520,000          5,423,400
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts., 11/15/20                  2,125,000          2,109,063
                                                                                             ----------
                                                                                              7,532,463
UTILITIES-5.1%
ELECTRIC UTILITIES-2.4%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                         5,080,000          4,140,200
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts.,
12/1/20                                                                    3,610,000          3,866,151
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                                  8,115,000          4,950,150
10.25% Sr. Unsec. Nts., Series B, 11/1/15                                  1,960,000          1,185,800
                                                                                             ----------
                                                                                             14,142,301
ENERGY TRADERS-2.6%
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20                   3,725,000          3,970,686
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18(3)                      360,000            365,400
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(3)                   5,550,000          5,917,688
GenOn Energy, Inc.:
9.50% Sr. Unsec. Nts., 10/15/18                                            1,970,000          2,058,650
9.875% Sr. Unsec. Nts., 10/15/20                                           1,970,000          2,068,500
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15                   1,355,000          1,422,750
                                                                                             ----------
                                                                                             15,803,674

                      7 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                 Principal
                                                                                  Amount              Value
                                                                                -----------        -----------
GAS UTILITIES-0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts., 5/1/21(3)               $   760,000        $   722,000
                                                                                                   -----------
Total Corporate Bonds and Notes (Cost $531,471,275)                                                532,822,197

LOAN PARTICIPATIONS-2.2%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10%, 2/15/18(6)                                                               710,000            727,750
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term
Loan, Tranche B, 4.655%, 10/19/15(4),(6)                                         10,825,203          7,604,705
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 12.50%, 7/31/15                                                        4,186,562          4,469,155
                                                                                                    ----------
Total Loan Participations (Cost $11,443,269)                                                        12,801,610

                                                                                     Shares
                                                                                    ---------
PREFERRED STOCKS-1.7%
Ally Financial, Inc., 7%, Non-Vtg.(3)                                                 6,930        6,513,334
GMAC Capital Trust I, 8.125% Cum.                                                    35,000          896,000
Greektown Superholdings, Inc., Series A-1(7)                                         41,630        2,978,210
                                                                                                  ----------
Total Preferred Stocks (Cost $10,863,403)                                                         10,387,544

COMMON STOCKS-3.7%
AbitibiBowater, Inc.(7)                                                             143,886        2,920,886
American Media Operations, Inc.(7)                                                  266,268        4,260,288
Dana Holding Corp.(7)                                                                95,472        1,747,138
Gaylord Entertainment Co., Cl. A(7)                                                 102,034        3,061,020
Global Aviation Holdings, Inc.(7)                                                     4,500           45,000
Greektown Superholdings, Inc.(7)                                                      3,150          209,633
Kaiser Aluminum Corp.                                                                 2,291          125,134
Linn Energy LLC                                                                      43,501        1,699,584
LyondellBasell Industries NV, Cl. A                                                  86,347        3,326,086
Orbcomm, Inc.(7)                                                                     12,519           39,184
Premier Holdings Ltd.(7)                                                            288,828                -
Visteon Corp.(7)                                                                     72,039        4,928,188
                                                                                                  ----------
Total Common Stocks (Cost $28,911,114)                                                            22,362,141

                                                                                     Units
                                                                                    --------
RIGHTS, WARRANTS AND CERTIFICATES-0.1%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18 (2),(7)                      4,734          591,750
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17 (7)                    57,305            2,062
                                                                                                     -------
Total Rights, Warrants and Certificates (Cost $221,240)                                              593,812

                                                                                        Shares
                                                                                       ---------
INVESTMENT COMPANY-2.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%(8),(9)(Cost $13,910,035)     13,910,035           13,910,035

                      8 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                                                                                                             Value
Total Investments, at Value (Cost $600,000,231)                                        98.3%             $592,914,540
Other Assets Net of Liabilities                                                         1.7                10,382,440
                                                                                      -------------------------------
Net Assets                                                                            100.0%             $603,296,980
                                                                                      -------------------------------

Footnotes to Statement of Investments

1. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

2. Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $12,785,381, which represents 2.12% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                              UNREALIZED
                                                      ACQUISITION                            APPRECIATION
SECURITY                                                 DATES         COST         VALUE    (DEPRECIATION)
------------------------------------------------   --------------  ----------- ----------- ---------------
ASG Warrant Corp. Wts., Strike Price $0.01,
Exp. 5/15/18                                       4/28/10-12/6/10 $   221,240 $    591,750 $      370,510
Goldman Sachs Asset Management CBO Ltd.,
Sub. Collateralized Bond Obligations, Series 1A,
Cl. D, 12.54%, 6/13/11                                6/8/99-8/1/07   2,746,126           -     (2,746,126)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18             7/20/10     970,000    1,069,425         99,425
NC Finance Trust, Collateralized Mtg.
Obligation Pass-Through Certificates, Series
1999-I, Cl. ECFD, 3.405%, 1/25/29                           8/10/10     433,769       37,201       (396,568)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08                   3/6/98   3,785,730            -     (3,785,730)
Southern States Cooperative, Inc., 11.25% Sr.
Nts., 5/15/15                                        4/28/10-5/4/11   3,368,358    3,608,025        239,667
Tower Automotive Holdings USA LLC/TA
Holdings Finance, Inc., 10.625% Sr. Sec. Nts.,
9/1/17                                               8/13/10-5/3/11   6,942,820    7,478,980        536,160
                                                                    ---------------------------------------
                                                                   $ 18,468,043 $ 12,785,381 $   (5,682,662)
                                                                    =======================================

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $238,031,791 or 39.46% of the Fund's net assets as of June 30, 2011.

4. Interest or dividend is paid-in-kind, when applicable.

5. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

6. Represents the current interest rate for a variable or increasing rate security.

7. Non-income producing security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES             GROSS        GROSS          SHARES
                                                        SEPTEMBER 30, 2010     ADDITIONS    REDUCTIONS     JUNE 30, 2011
                                                        -----------------     ------------- ------------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E              36,490,958    230,545,153   253,126,076       13,910,035

                                                                 Value                Income
                                                             ----------             ---------
Oppenheimer Institutional Money Market Fund, Cl. E           $13,910,035            $  39,894

9. Rate shown is the 7-day yield as of June 30, 2011.

                      9 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                        LEVEL 2-         LEVEL 3-
                                      LEVEL 1-     OTHER SIGNIFICANT    SIGNIFICANT
                                     UNADJUSTED        OBSERVABLE      UNOBSERVABLE
                                   QUOTED PRICES         INPUTS           INPUTS         VALUE
                                   --------------  ------------------  -------------  ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities            $            -  $           37,201  $           -  $     37,201
Corporate Bonds and Notes                       -         532,822,197              -   532,822,197
Loan Participations                             -          12,801,610              -    12,801,610
Preferred Stocks                                -           7,409,334      2,978,210    10,387,544
Common Stocks                          12,919,032           9,188,476        254,633    22,362,141
Rights, Warrants and Certificates               -             591,750          2,062       593,812
Investment Company                     13,910,035                   -              -    13,910,035
                                   ---------------------------------------------------------------
Total Assets                       $   26,829,067  $      562,850,568  $   3,234,905  $592,914,540
                                   ---------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's

                      10 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                                   $  14,673,906
Market Value                           $      37,201
Market Value as a % of Net Assets               0.01%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                      11 |Oppenheimer Champion Income Fund

Oppenheimer Champion Income Fund
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

RESTRICTED SECURITIES

As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 602,281,545
                                          =============
Gross unrealized appreciation              $23,463,089
Gross unrealized depreciation             (32,830,094)
                                          -------------
Net unrealized depreciation               $ (9,367,005)
                                          =============

                      12 |Oppenheimer Champion Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 08/10/2011